UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
-----------                                                          -----------

 COMMON STOCKS - 99.6%

              AEROSPACE & DEFENSE - 0.1%
      6,775   United Industrial Corp. ..........................     $   242,206
                                                                     -----------
              AIR FREIGHT & LOGISTICS - 0.5%
      7,441   C.H. Robinson Worldwide, Inc. ....................         477,117
     11,682   Dynamex, Inc.* ...................................         182,707
     10,856   Park-Ohio Holdings Corp.* ........................         190,631
                                                                     -----------
                                                                         850,455
                                                                     -----------
              AUTOMOBILES - 1.2%
     33,155   DaimlerChrysler AG ...............................       1,761,194
      7,460   Harley-Davidson, Inc. ............................         361,362
                                                                     -----------
                                                                       2,122,556
                                                                     -----------
              BEVERAGES - 1.7%
     27,834   Diageo PLC, Sponsored ADR ........................       1,614,650
     21,914   PepsiCo, Inc. ....................................       1,242,743
                                                                     -----------
                                                                       2,857,393
                                                                     -----------
              BIOTECHNOLOGY - 1.1%
     37,383   Gilead Sciences, Inc.* ...........................       1,822,795
                                                                     -----------
              BUILDING PRODUCTS - 0.5%
     20,354   NCI Building Systems, Inc.* ......................         830,240
                                                                     -----------
              CHEMICALS - 0.6%
      9,237   Georgia Gulf Corp. ...............................         222,427
     32,639   Symyx Technologies, Inc.* ........................         852,531
                                                                     -----------
                                                                       1,074,958
                                                                     -----------
              COMMERCIAL BANKS - 4.0%
     60,032   ABN AMRO Holding NV, Sponsored ADR ...............       1,440,768
     35,422   Barclays PLC, Sponsored ADR ......................       1,444,509
     52,475   Danske Bank A/S, Sponsored ADR ...................       1,610,783
     43,542   Lloyds TSB Group PLC, Sponsored ADR ..............       1,446,901
     23,099   Nara Bancorp, Inc. ...............................         345,330
     25,172   Texas Capital Bancshares, Inc.* ..................         532,388
                                                                     -----------
                                                                       6,820,679
                                                                     -----------
              COMMERCIAL SERVICES & SUPPLIES - 0.7%
     19,095   Equifax, Inc. ....................................         667,179
     14,256   Mobile Mini, Inc.* ...............................         617,998
                                                                     -----------
                                                                       1,285,177
                                                                     -----------
              COMMUNICATIONS EQUIPMENT - 8.7%
    226,909   QUALCOMM, Inc. ...................................      10,154,178
    133,118   Telefonaktiebolaget LM Ericsson,
                 Sponsored ADR .................................       4,904,067
                                                                     -----------
                                                                      15,058,245
                                                                     -----------
              COMPUTERS & PERIPHERALS - 2.6%
     55,160   International Business Machines Corp. ............       4,424,935
                                                                     -----------


                 See Notes to Quarterly Portfolio of Investments          Page 1

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
-----------                                                          -----------

COMMON STOCKS - CONTINUED

              CONSUMER FINANCE - 2.2%
     15,658   First Cash Financial Services, Inc.* .............     $   412,119
     61,718   SLM Corp. ........................................       3,310,554
                                                                     -----------
                                                                       3,722,673
                                                                     -----------
              DISTRIBUTORS - 0.4%
      7,031   Building Materials Holding Corp. .................         655,219
                                                                     -----------
              DIVERSIFIED CONSUMER SERVICES - 0.6%
     26,569   Bright Horizons Family Solutions, Inc.* ..........       1,020,250
                                                                     -----------
              DIVERSIFIED FINANCIAL SERVICES - 3.0%
     32,641   HBOS PLC, Sponsored ADR ..........................       1,478,562
     52,704   ING Groep NV, Sponsored ADR ......................       1,570,052
     42,029   Moody's Corp. ....................................       2,146,841
                                                                     -----------
                                                                       5,195,455
                                                                     -----------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
     23,752   BellSouth Corp. ..................................         624,678
     41,045   BT Group PLC, Sponsored ADR ......................       1,627,024
      1,728   CenturyTel, Inc. .................................          60,445
                                                                     -----------
                                                                       2,312,147
                                                                     -----------
              ELECTRIC UTILITIES - 1.9%
     68,713   Endesa SA, Sponsored ADR .........................       1,839,447
     32,276   Enel SPA, Sponsored ADR ..........................       1,384,963
                                                                     -----------
                                                                       3,224,410
                                                                     -----------
              ELECTRICAL EQUIPMENT - 0.4%
     42,163   II-VI, Inc.* .....................................         747,972
                                                                     -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
     38,784   Paxar Corp.* .....................................         653,510
                                                                     -----------
              ENERGY EQUIPMENT & SERVICES - 2.1%
     14,557   Atwood Oceanics, Inc.* ...........................       1,225,845
     10,373   Cal Dive International, Inc.* ....................         657,752
     74,158   Superior Energy Services, Inc.* ..................       1,712,308
                                                                     -----------
                                                                       3,595,905
                                                                     -----------
              FOOD & STAPLES RETAILING - 0.2%
      7,081   Nash Finch Company ...............................         298,747
                                                                     -----------
              FOOD PRODUCTS - 1.2%
     13,225   Peet's Coffee & Tea, Inc.* .......................         404,950
     40,141   Unilever PLC, Sponsored ADR ......................       1,694,753
                                                                     -----------
                                                                       2,099,703
                                                                     -----------
              HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
      4,500   Biosite, Inc.* ...................................         278,370
      1,924   C.R. Bard, Inc. ..................................         127,042
     25,146   Haemonetics Corp.* ...............................       1,195,189
     20,838   Hologic, Inc.* ...................................       1,203,395
     14,691   SonoSite, Inc.* ..................................         436,029
     34,276   Ventana Medical Systems, Inc.* ...................       1,304,887
                                                                     -----------
                                                                       4,544,912
                                                                     -----------


Page 2           See Notes to Quarterly Portfolio of Investments

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
-----------                                                          -----------

COMMON STOCKS - CONTINUED

              HEALTH CARE PROVIDERS & SERVICES - 1.4%
     19,275   Genesis HealthCare Corp.* ........................     $   777,168
      2,535   Laboratory Corporation of America Holdings* ......         123,480
     19,160   LCA-Vision, Inc. .................................         711,219
      8,671   Lincare Holdings, Inc.* ..........................         355,945
     32,149   Option Care, Inc. ................................         470,661
                                                                     -----------
                                                                       2,438,473
                                                                     -----------
              HOTELS, RESTAURANTS & LEISURE - 1.0%
     34,348   Starbucks Corp.* .................................       1,720,835
                                                                     -----------
              HOUSEHOLD DURABLES - 2.3%
      9,517   Garmin Ltd. ......................................         645,538
      1,749   NVR, Inc.* .......................................       1,547,778
     21,926   The Black & Decker Corp. .........................       1,799,905
                                                                     -----------
                                                                       3,993,221
                                                                     -----------
              HOUSEHOLD PRODUCTS - 1.1%
     32,968   The Procter & Gamble Company .....................       1,960,277
                                                                     -----------
              INDEPENDENT POWER PRODUCERS
                & ENERGY TRADERS - 5.2%
     80,020   TXU Corp. ........................................       9,032,658
                                                                     -----------
              INSURANCE - 3.5%
    116,089   Aegon N.V., ARS ..................................       1,729,726
     18,059   SAFECO Corp. .....................................         963,989
     19,774   United Fire & Casualty Company ...................         892,005
     53,852   Universal American Financing Corp.* ..............       1,224,594
     19,066   Zenith National Insurance Corp. ..................       1,195,248
                                                                     -----------
                                                                       6,005,562
                                                                     -----------
              IT SERVICES - 1.6%
     48,776   Cognizant Technology Solutions Corp., Class A* ...       2,272,474
     18,921   Infocrossing Inc.* ...............................         173,884
     10,982   SI International, Inc.* ..........................         340,113
                                                                     -----------
                                                                       2,786,471
                                                                     -----------
              LEISURE EQUIPMENT & PRODUCTS - 0.5%
     25,348   JAKKS Pacific Inc.* ..............................         411,398
     15,333   MarineMax, Inc.* .................................         390,838
                                                                     -----------
                                                                         802,236
                                                                     -----------
              MACHINERY - 1.6%
     39,633   PACCAR, Inc. .....................................       2,690,684
                                                                     -----------
              MEDIA - 0.3%
     10,021   Pixar* ...........................................         446,035
                                                                     -----------
              METALS & MINING - 3.1%
     30,079   AK Steel Holding Corp.* ..........................         257,777
      6,612   Carpenter Technology Corp. .......................         387,529
     16,033   Commercial Metals Company ........................         540,953
     30,143   Compass Minerals International, Inc. .............         693,289
     23,787   Metal Management, Inc. ...........................         603,000


                     See Notes to Portfolio of Investments.               Page 3

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
-----------                                                          -----------

COMMON STOCKS - CONTINUED

              METALS & MINING - (CONTINUED)
     43,952   Nucor Corp. ......................................     $ 2,592,728
     14,416   Wheeling-Pittsburgh Corp.* .......................         241,180
                                                                     -----------
                                                                       5,316,456
                                                                     -----------
              MULTI-UTILITIES - 0.9%
     33,288   National Grid Transco PLC, Sponsored ADR .........       1,562,872
                                                                     -----------
              MULTILINE RETAIL - 0.6%
      7,747   Sears Holdings Corp.* ............................         963,882
                                                                     -----------
              OIL, GAS & CONSUMABLE FUELS - 9.7%
      5,722   Berry Petroleum Company, Class A .................         381,600
      6,853   ConocoPhillips ...................................         479,093
     12,651   ENI SPA, Sponsored ADR ...........................       1,873,613
    138,160   Exxon Mobil Corp. ................................       8,778,686
      1,965   Occidental Petroleum Corp. .......................         167,870
     23,999   OMI Corp. ........................................         428,862
     16,060   Petroleum Development Corp.* .....................         615,740
     19,846   Southwestern Energy Company* .....................       1,456,696
     27,338   Swift Energy Company* ............................       1,250,714
     27,968   Whiting Petroleum Corp.* .........................       1,226,117
                                                                     -----------
                                                                      16,658,991
                                                                     -----------
              PERSONAL PRODUCTS - 0.2%
     27,021   Mannatech, Inc. ..................................         320,199
                                                                     -----------
              PHARMACEUTICALS - 5.9%
     33,601   GlaxoSmithKline PLC, ADR .........................       1,723,059
     54,558   Johnson & Johnson ................................       3,452,430
    198,652   Pfizer, Inc. .....................................       4,960,340
                                                                     -----------
                                                                      10,135,829
                                                                     -----------
              ROAD & RAIL - 0.1%
      6,995   Arkansas Best Corp. ..............................         243,916
                                                                     -----------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 3.6%
     20,266   Cree, Inc.* ......................................         507,055
    232,914   Intel Corp. ......................................       5,741,330
                                                                     -----------
                                                                       6,248,385
                                                                     -----------
              SOFTWARE - 10.8%
    197,823   Adobe Systems, Inc. ..............................       5,905,017
     30,291   ANSYS, Inc.* .....................................       1,165,901
     95,102   Autodesk, Inc. ...................................       4,416,537
     14,410   Catapult Communications Corp.* ...................         264,279
    458,183   Oracle Corp.* ....................................       5,676,887
     30,947   Verint Systems, Inc.* ............................       1,266,970
                                                                     -----------
                                                                      18,695,591
                                                                     -----------


Page 4          See Notes to Quarterly Portfolio of Investments

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------

COMMON STOCKS - CONTINUED

              SPECIALTY RETAIL - 6.0%
     40,106   American Eagle Outfitters, Inc. ..................    $    943,694
     13,288   Jos. A. Bank Clothiers, Inc.* ....................         574,307
     12,674   PETsMART, Inc. ...................................         276,040
    182,325   The Home Depot, Inc. .............................       6,953,876
     12,083   The TJX Companies, Inc. ..........................         247,460
     44,909   Urban Outfitters, Inc.* ..........................       1,320,325
                                                                    ------------
                                                                      10,315,702
                                                                    ------------
              THRIFTS & MORTGAGE FINANCE - 0.4%
     20,826   Accredited Home Lenders Holding Company* .........         732,242
                                                                    ------------
              TOBACCO - 1.2%
     46,062   British American Tobacco PLC, Sponsored ADR ......       1,950,265
      2,144   UST, Inc. ........................................          89,748
                                                                    ------------
                                                                       2,040,013
                                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS - 0.5%
     12,880   W.W. Grainger, Inc. ..............................         810,410
                                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES - 0.1%
      3,915   ALLTEL Corp. .....................................         254,906
                                                                    ------------
              TOTAL COMMON STOCKS ..............................     171,636,388
              (Cost $159,149,318)                                   ------------

              TOTAL INVESTMENTS - 99.6% ........................     171,636,388
              (Cost $159,149,318)

              NET OTHER ASSETS & LIABILITIES - 0.4% ............         658,056
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $172,294,444
                                                                    ============

--------------------------------------------------------------------------------

         *    Non-income producing security

       ADR    American Depository Receipt

       ARS    American Registered Share


                 See Notes to Quarterly Portfolio of Investments          Page 5

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------

COMMON STOCKS - 99.5%

              AUTOMOBILES - 7.8%
     30,595   General Motors Corp. .............................     $   936,513
                                                                     -----------
              COMPUTERS & PERIPHERALS - 8.4%
     12,549   International Business Machines Corp. ............       1,006,681
                                                                     -----------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 9.5%
     47,604   SBC Communications, Inc. .........................       1,141,068
                                                                     -----------
              HOUSEHOLD PRODUCTS - 11.0%
     22,301   The Procter & Gamble Company .....................       1,326,018
                                                                     -----------
              OIL, GAS & CONSUMABLE FUELS - 12.7%
     24,093   Exxon Mobil Corp. ................................       1,530,869
                                                                     -----------
              PHARMACEUTICALS - 18.0%
     38,210   Merck & Company, Inc. ............................       1,039,694
     45,190   Pfizer, Inc. .....................................       1,128,394
                                                                     -----------
                                                                       2,168,088
                                                                     -----------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 10.8%
     52,985   Intel Corp. ......................................       1,306,080
                                                                     -----------
              SPECIALTY RETAIL - 9.1%
     28,782   The Home Depot, Inc. .............................       1,097,746
                                                                     -----------
              TOBACCO - 12.2%
     19,999   Altria Group, Inc. ...............................       1,474,126
                                                                     -----------

              TOTAL COMMON STOCKS ..............................      11,987,189
              (Cost $12,041,756)                                     -----------

              TOTAL INVESTMENTS - 99.5% ........................      11,987,189
              (Cost $12,041,756)

              NET OTHER ASSETS & LIABILITIES - 0.5% ............          63,398
                                                                     -----------
              NET ASSETS - 100.0% ..............................     $12,050,587
                                                                     ===========


Page 6           See Notes to Quarterly Portfolio of Investments

THE DOW(SM) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------

COMMON STOCKS - 99.4%

              AUTOMOBILES - 5.2%
     80,046   General Motors Corp. .............................     $ 2,450,208
                                                                     -----------
              CHEMICALS - 10.3%
     85,928   Lyondell Chemical Company ........................       2,459,259
    129,148   RPM International, Inc. ..........................       2,376,323
                                                                     -----------
                                                                       4,835,582
                                                                     -----------
              COMMERCIAL BANKS - 13.9%
     81,207   Citizens Banking Corp. ...........................       2,306,279
     64,442   National City Corp. ..............................       2,154,941
     29,896   SunTrust Banks, Inc. .............................       2,076,277
                                                                     -----------
                                                                       6,537,497
                                                                     -----------
              CONTAINERS & PACKAGING - 4.7%
     80,562   Sonoco Products Company ..........................       2,200,148
                                                                     -----------
              ELECTRIC UTILITIES - 20.1%
     29,795   Entergy Corp. ....................................       2,214,364
     49,982   FirstEnergy Corp. ................................       2,605,062
    118,236   Northeast Utilities ..............................       2,358,808
     51,443   Pinnacle West Capital Corp. ......................       2,267,608
                                                                     -----------
                                                                       9,445,842
                                                                     -----------
              GAS UTILITIES - 5.4%
     74,609   ONEOK, Inc. ......................................       2,538,198
                                                                     -----------
              INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS - 5.7%
     62,193   Black Hills Corp. ................................       2,697,311
                                                                     -----------
              INSURANCE - 14.4%
     54,155   Cincinnati Financial Corp. .......................       2,268,553
     44,540   Jefferson-Pilot Corp. ............................       2,279,112
     47,007   Unitrin, Inc. ....................................       2,230,952
                                                                     -----------
                                                                       6,778,617
                                                                     -----------
              MULTI-UTILITIES - 14.0%
     83,737   Energy East Corp. ................................       2,109,335
     93,872   NiSource Inc. ....................................       2,276,396
     76,969   PNM Resources Inc. ...............................       2,206,701
                                                                     -----------
                                                                       6,592,432
                                                                     -----------
              OIL, GAS & CONSUMABLE FUELS - 5.7%
     41,863   Chevron Corp. ....................................       2,709,792
                                                                     -----------

              TOTAL COMMON STOCKS ..............................      46,785,627
              (Cost $46,736,261)                                     -----------

              TOTAL INVESTMENTS - 99.4% ........................      46,785,627
              (Cost $46,736,261)

              NET OTHER ASSETS & LIABILITIES - 0.6% ............         259,082
                                                                     -----------
              NET ASSETS - 100.0% ..............................     $47,044,709
                                                                     ===========


                 See Notes to Quarterly Portfolio of Investments          Page 7

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------

COMMON STOCKS - 99.1%

              HONG KONG - 34.2%
    985,097   BOC Hong Kong (Holdings) Ltd. ....................     $ 1,974,677
    650,184   Citic Pacific Ltd. ...............................       1,818,790
  1,224,430   Hang Lung Properties Ltd. ........................       1,949,340
  1,175,417   MTR Corp. Ltd. ...................................       2,462,249
    683,502   Yue Yuen Industrial (Holdings) Ltd. ..............       1,876,748
                                                                     -----------
                                                                      10,081,804
                                                                     -----------
              UNITED KINGDOM - 36.4%
    423,946   BAE Systems PLC ..................................       2,568,530
    481,971   BT Group PLC .....................................       1,889,340
    417,160   GKN PLC ..........................................       2,168,722
  1,269,086   Royal & Sun Alliance Insurance Group PLC .........       2,171,252
    328,194   The Peninsular & Oriental Steam Navigation
                 Company .......................................       1,933,412
                                                                     -----------
                                                                      10,731,256
                                                                     -----------
              UNITED STATES - 28.5%
     51,465   General Electric Company .........................       1,732,826
     48,049   JPMorgan Chase & Company .........................       1,630,303
     58,363   Merck & Company, Inc. ............................       1,588,057
     69,024   Pfizer, Inc. .....................................       1,723,529
     72,705   SBC Communications, Inc. .........................       1,742,739
                                                                     -----------
                                                                       8,417,454
                                                                     -----------

              TOTAL COMMON STOCKS ..............................      29,230,514
              (Cost $28,289,299)                                    -----------

              TOTAL INVESTMENTS - 99.1% ........................      29,230,514
              (Cost $28,289,299)

              NET OTHER ASSETS & LIABILITIES - 0.9% ............         275,193
                                                                     -----------
              NET ASSETS - 100.0% ..............................     $29,505,707
                                                                     ===========

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Diversified Telecommunication Services............           12.4%
              Industrial Conglomerates..........................           12.0
              Pharmaceuticals...................................           11.2
              Aerospace & Defense...............................            8.7
              Road & Rail.......................................            8.3
              Insurance.........................................            7.4
              Auto Components...................................            7.3
              Commercial Banks..................................            6.7
              Real Estate.......................................            6.6
              Transportation Infrastructure.....................            6.6
              Textiles, Apparel & Luxury Goods..................            6.4
              Diversified Financial Services....................            5.5
              Net Other Assets and Liabilities..................            0.9
                                                                     -----------
                                                                          100.0%
                                                                     ===========


Page 8          See Notes to Quarterly Portfolio of Investments

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------

COMMON STOCKS - 93.6%

              AUTOMOBILES - 1.2%
      3,992   Harley-Davidson, Inc. ............................     $   193,373
                                                                     -----------
              BEVERAGES - 4.2%
     11,740   PepsiCo, Inc. ....................................         665,775
                                                                     -----------
              COMMERCIAL SERVICES & SUPPLIES - 2.2%
     10,234   Equifax, Inc. ....................................         357,576
                                                                     -----------
              COMMUNICATIONS EQUIPMENT - 12.4%
     44,035   QUALCOMM, Inc. ...................................       1,970,566
                                                                     -----------
              COMPUTERS & PERIPHERALS - 0.0%
      3,764   Seagate Technology, Inc. (Escrow Shares) +* ......               0
                                                                     -----------
              CONSUMER FINANCE - 11.1%
     33,069   SLM Corp. ........................................       1,773,821
                                                                     -----------
              DIVERSIFIED FINANCIAL SERVICES - 7.2%
     22,520   Moody's Corp. ....................................       1,150,322
                                                                     -----------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
     12,728   BellSouth Corp. ..................................         334,746
        933   CenturyTel, Inc. .................................          32,636
                                                                     -----------
                                                                         367,382
                                                                     -----------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
      1,029   C.R. Bard, Inc. ..................................          67,945
                                                                     -----------
              HEALTH CARE PROVIDERS & SERVICES - 0.4%
      1,359   Laboratory Corporation of America Holdings* ......          66,197
                                                                     -----------
              HOUSEHOLD PRODUCTS - 6.6%
     17,667   The Procter & Gamble Company .....................       1,050,480
                                                                     -----------
              INSURANCE - 3.2%
      9,677   SAFECO Corp. .....................................         516,558
                                                                     -----------
              MACHINERY - 5.6%
     13,197   PACCAR, Inc. .....................................         895,944
                                                                     -----------
              OIL, GAS & CONSUMABLE FUELS - 9.1%
      3,670   ConocoPhillips ...................................         256,570
     17,274   Exxon Mobil Corp. ................................       1,097,590
      1,055   Occidental Petroleum Corp. .......................          90,129
                                                                     -----------
                                                                       1,444,289
                                                                     -----------
              PHARMACEUTICALS - 11.6%
     29,229   Johnson & Johnson ................................       1,849,611
                                                                     -----------
              SOFTWARE - 4.2%
     12,712   Adobe Systems, Inc. ..............................         379,453
      6,112   Autodesk, Inc. ...................................         283,841
                                                                     -----------
                                                                         663,294
                                                                     -----------
              SPECIALTY RETAIL - 8.0%
     29,895   The Home Depot, Inc. .............................       1,140,195
      6,472   The TJX Companies, Inc. ..........................         132,547
                                                                     -----------
                                                                       1,272,742
                                                                     -----------


                 See Notes to Quarterly Portfolio of Investments          Page 9

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - CONTINUED

              TOBACCO - 0.3%
      1,148   UST, Inc. ........................................    $     48,055
                                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS - 2.7%
      6,906   W.W. Grainger, Inc. ..............................         434,526
                                                                    ------------
              WIRELESS TELECOMMUNICATION SERVICES - 0.9%
      2,099   ALLTEL Corp. .....................................         136,666
                                                                    ------------

              TOTAL COMMON STOCKS ..............................      14,925,122
              (Cost $14,302,501)                                    ------------

              TOTAL INVESTMENTS - 93.6% ........................      14,925,122
              (Cost $14,302,501)

              NET OTHER ASSETS & LIABILITIES - 6.4% ............       1,012,231
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $ 15,937,353
                                                                    ============

--------------------------------------------------------------------------------

      *     Non-income producing security

      + Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.


Page 10         See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------

COMMON STOCKS - 98.7%

              AIR FREIGHT & LOGISTICS - 5.4%
      4,991   C.H. Robinson Worldwide, Inc. ....................    $    320,023
                                                                    ------------
              BIOTECHNOLOGY - 9.8%
     11,968   Gilead Sciences, Inc.* ...........................         583,560
                                                                    ------------
              COMMUNICATIONS EQUIPMENT - 15.7%
      9,908   QUALCOMM, Inc. ...................................         443,383
     13,263   Telefonaktiebolaget LM Ericsson,
                 Sponsored ADR .................................         488,609
                                                                    ------------
                                                                         931,992
                                                                    ------------
              HEALTH CARE PROVIDERS & SERVICES - 4.0%
      5,816   Lincare Holdings, Inc.* ..........................         238,747
                                                                    ------------
              HOTELS, RESTAURANTS & LEISURE - 5.6%
      6,643   Starbucks Corp.* .................................         332,814
                                                                    ------------
              HOUSEHOLD DURABLES - 7.3%
      6,388   Garmin Ltd. ......................................         433,298
                                                                    ------------
              IT SERVICES - 6.1%
      7,854   Cognizant Technology Solutions Corp.,
                 Class A* ......................................         365,918
                                                                    ------------
              MACHINERY - 6.0%
      5,288   PACCAR, Inc. .....................................         359,002
                                                                    ------------
              MEDIA - 5.0%
      6,723   Pixar* ...........................................         299,241
                                                                    ------------
              MULTILINE RETAIL - 8.9%
      4,247   Sears Holdings Corp.* ............................         528,412
                                                                    ------------
              SOFTWARE - 21.8%
     13,420   Adobe Systems, Inc. ..............................         400,587
     11,082   Autodesk, Inc. ...................................         514,648
     30,932   Oracle Corp.* ....................................         383,247
                                                                    ------------
                                                                       1,298,482
                                                                    ------------
              SPECIALTY RETAIL - 3.1%
      8,500   PETsMART, Inc. ...................................         185,130
                                                                    ------------

              TOTAL COMMON STOCKS ..............................       5,876,619
              (Cost $5,480,930)                                     ------------

              TOTAL INVESTMENTS - 98.7% ........................       5,876,619
              (Cost $5,480,930)

              NET OTHER ASSETS & LIABILITIES - 1.3% ............          75,490
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $  5,952,109
                                                                    ============

--------------------------------------------------------------------------------

          *   Non-income producing security

        ADR   American Depository Receipt


                 See Notes to Quarterly Portfolio of Investments         Page 11

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        ------------

COMMON STOCKS - 100.4%

              COMPUTERS & PERIPHERALS - 8.7%
     18,247   Dell Inc.* .......................................   $    624,047
                                                                   ------------
              FOOD & STAPLES RETAILING - 9.1%
     14,901   Wal-Mart Stores, Inc. ............................        652,962
                                                                   ------------
              INSURANCE - 9.3%
     12,082   The Allstate Corp. ...............................        668,014
                                                                   ------------
              MEDIA - 11.1%
     20,739   Dow Jones & Company, Inc. ........................        792,022
                                                                   ------------
              METALS & MINING - 14.0%
      7,702   Phelps Dodge Corp. ...............................      1,000,721
                                                                   ------------
              PHARMACEUTICALS - 9.0%
     25,867   Pfizer, Inc. .....................................        645,899
                                                                   ------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 10.5%
     44,246   Applied Materials, Inc. ..........................        750,412
                                                                   ------------
              SOFTWARE - 10.4%
     28,787   Microsoft Corp. ..................................        740,690
                                                                   ------------
              SPECIALTY RETAIL - 9.6%
     17,015   Bed Bath & Beyond Inc.* ..........................        683,663
                                                                   ------------
              THRIFTS & MORTGAGE FINANCE - 8.7%
     11,028   Freddie Mac ......................................        622,641
                                                                   ------------

              TOTAL COMMON STOCKS ..............................      7,181,071
              (Cost $7,150,386)                                    ------------

              TOTAL INVESTMENTS - 100.4% .......................      7,181,071
              (Cost $7,150,386)

              NET OTHER ASSETS & LIABILITIES - (0.4)% ..........        (27,144)
                                                                   ------------
              NET ASSETS - 100.0% ..............................   $  7,153,927
                                                                   ============

--------------------------------------------------------------------------------

       *     Non-income producing security


Page 12          See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - 100.0%

              AEROSPACE & DEFENSE - 0.8%
     11,322   United Industrial Corp. ..........................    $    404,762
                                                                    ------------
              AIR FREIGHT & LOGISTICS - 0.6%
     18,160   Park-Ohio Holdings Corp.* ........................         318,890
                                                                    ------------
              CHEMICALS - 1.2%
     26,502   Georgia Gulf Corp. ...............................         638,168
                                                                    ------------
              DISTRIBUTORS - 2.1%
     11,756   Building Materials Holding Corp. .................       1,095,542
                                                                    ------------
              ELECTRICAL EQUIPMENT - 0.8%
     23,439   II-VI, Inc.* .....................................         415,808
                                                                    ------------
              ENERGY EQUIPMENT & SERVICES - 3.6%
     29,780   Cal Dive International, Inc.* ....................       1,888,350
                                                                    ------------
              FOOD & STAPLES RETAILING - 1.0%
     11,839   Nash Finch Company ...............................         499,487
                                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
     12,908   Biosite, Inc.* ...................................         798,489
                                                                    ------------
              HOUSEHOLD DURABLES - 13.6%
      4,535   NVR, Inc.* .......................................       4,013,248
     38,082   The Black & Decker Corp. .........................       3,126,151
                                                                    ------------
                                                                       7,139,399
                                                                    ------------
              INDEPENDENT POWER PRODUCERS
                & ENERGY TRADERS - 11.3%
     52,621   TXU Corp. ........................................       5,939,858
                                                                    ------------
              IT SERVICES - 7.1%
     80,443   Cognizant Technology Solutions Corp.,
                 Class A* ......................................       3,747,839
                                                                    ------------
              METALS & MINING - 13.5%
     86,304   AK Steel Holding Corp.* ..........................         739,625
     18,974   Carpenter Technology Corp. .......................       1,112,066
     45,999   Commercial Metals Company ........................       1,552,006
     61,905   Nucor Corp. ......................................       3,651,776
                                                                    ------------
                                                                       7,055,473
                                                                    ------------
              OIL, GAS & CONSUMABLE FUELS - 12.4%
     16,419   Berry Petroleum Company, Class A .................       1,094,983
     68,855   OMI Corp. ........................................       1,230,439
     56,954   Southwestern Energy Company* .....................       4,180,424
                                                                    ------------
                                                                       6,505,846
                                                                    ------------
              ROAD & RAIL - 1.3%
     20,065   Arkansas Best Corp. ..............................         699,667
                                                                    ------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 2.8%
     58,155   Cree, Inc.* ......................................       1,455,038
                                                                    ------------


                 See Notes to Quarterly Portfolio of Investments         Page 13

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - CONTINUED

              SOFTWARE - 14.0%
    107,402   Adobe Systems, Inc. ..............................    $  3,205,950
     88,678   Autodesk, Inc. ...................................       4,118,206
                                                                    ------------
                                                                       7,324,156
                                                                    ------------
              SPECIALTY RETAIL - 12.4%
    115,082   American Eagle Outfitters, Inc. ..................       2,707,879
    128,852   Urban Outfitters, Inc.* ..........................       3,788,249
                                                                    ------------
                                                                       6,496,128
                                                                    ------------

              TOTAL COMMON STOCKS ..............................      52,422,900
              (Cost $45,295,845)                                    ------------

              TOTAL INVESTMENTS - 100.0% .......................      52,422,900
              (Cost $45,295,845)

              NET OTHER ASSETS & LIABILITIES - 0.0% ** .........          21,704
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $ 52,444,604
                                                                    ============

--------------------------------------------------------------------------------

         *    Non-income producing security

        **    Amount represents less than 0.1% of net assets.


Page 14         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - 98.6%

              ENERGY EQUIPMENT & SERVICES - 31.8%
      5,702   BJ Services Company ..............................    $    205,215
      3,080   Cal Dive International, Inc.* ....................         195,303
      5,800   Grant Prideco, Inc.* .............................         235,770
      6,127   Maverick Tube Corp.* .............................         183,810
      3,237   National-Oilwell Varco Inc.* .....................         212,995
      2,646   Noble Corp. ......................................         181,145
      5,926   Patterson-UTI Energy, Inc. .......................         213,810
      2,657   Weatherford International Ltd.* ..................         182,430
                                                                    ------------
                                                                       1,610,478
                                                                    ------------
              OIL, GAS & CONSUMABLE FUELS - 66.8%
      2,500   Apache Corp. .....................................         188,050
      2,353   BP PLC, Sponsored ADR ............................         166,710
      4,841   Canadian Natural Resources Ltd. ..................         218,765
      2,847   Chevron Corp. ....................................         184,286
      2,735   ConocoPhillips ...................................         191,204
      3,230   Devon Energy Corp. ...............................         221,707
      1,240   ENI SPA, Sponsored ADR ...........................         183,644
      2,985   Exxon Mobil Corp. ................................         189,667
      2,874   Marathon Oil Corp. ...............................         198,105
      3,850   Newfield Exploration Company* ....................         189,035
      5,222   Petro-Canada .....................................         217,914
      3,140   Petroleo Brasileiro S.A., ADR ....................         224,479
      2,719   Royal Dutch Shell PLC, Class A, ADR ..............         178,475
      2,910   The Houston Exploration Company* .................         195,697
      1,412   Total SA, Sponsored ADR ..........................         191,778
      2,109   Valero Energy Corp. ..............................         238,443
      4,641   XTO Energy, Inc. .................................         210,330
                                                                    ------------
                                                                       3,388,289
                                                                    ------------

              TOTAL COMMON STOCKS ..............................       4,998,767
              (Cost $2,704,780)                                     ------------

              TOTAL INVESTMENTS - 98.6% ........................       4,998,767
              (Cost $2,704,780)

              NET OTHER ASSETS & LIABILITIES - 1.4% ............          69,005
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $  5,067,772
                                                                    ============

--------------------------------------------------------------------------------

         *    Non-income producing security

       ADR    American Depository Receipt


                 See Notes to Quarterly Portfolio of Investments         Page 15

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - 98.4%

              CAPITAL MARKETS - 20.5%
      7,479   E*TRADE Financial Corp.* .........................    $    131,630
      1,035   Lehman Brothers Holdings, Inc. ...................         120,557
      1,940   Merrill Lynch & Company, Inc. ....................         119,019
      2,183   Morgan Stanley ...................................         117,751
      1,115   The Bear Stearns Companies, Inc. .................         122,371
        974   The Goldman Sachs Group, Inc. ....................         118,419
                                                                    ------------
                                                                         729,747
                                                                    ------------
              COMMERCIAL BANKS - 25.2%
      2,676   Bank of America Corp. ............................         112,660
      2,928   First Horizon National Corp. .....................         106,433
      4,265   North Fork Bancorporation, Inc. ..................         108,758
      4,207   TCF Financial Corp. ..............................         112,537
      3,950   U.S. Bancorp .....................................         110,916
      1,675   UnionBanCal Corp. ................................         116,781
      2,342   Wachovia Corp. ...................................         111,456
      1,965   Wells Fargo & Company ............................         115,090
                                                                    ------------
                                                                         894,631
                                                                    ------------
              CONSUMER FINANCE - 9.7%
      2,050   American Express Company .........................         117,752
      1,502   Capital One Financial Corp. ......................         119,439
      4,385   MBNA Corp. .......................................         108,046
                                                                    ------------
                                                                         345,237
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES - 9.8%
      2,535   Citigroup, Inc. ..................................         115,393
      4,081   ING Groep NV, Sponsored ADR ......................         121,573
      3,317   JPMorgan Chase & Company .........................         112,546
                                                                    ------------
                                                                         349,512
                                                                    ------------
              INSURANCE - 27.0%
      2,704   AFLAC, Inc. ......................................         122,491
      3,925   Genworth Financial Inc., Class A .................         126,542
      2,265   Manulife Financial Corp. .........................         120,770
      2,439   MetLife, Inc. ....................................         121,535
      4,610   Old Republic International Corp. .................         122,949
      1,771   Prudential Financial, Inc. .......................         119,649
      1,946   The Allstate Corp. ...............................         107,594
      1,563   The Hartford Financial Services Group, Inc. ......         120,617
                                                                    ------------
                                                                         962,147
                                                                    ------------


Page 16          See Notes to Quarterly Portfolio of Investments

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

              THRIFTS & MORTGAGE FINANCE - 6.2%
      3,157   Countrywide Financial Corp. ......................    $    104,118
      2,962   IndyMac Bancorp, Inc. ............................         117,236
                                                                    ------------
                                                                         221,354
                                                                    ------------

              TOTAL COMMON STOCKS ..............................       3,502,628
              (Cost $2,859,691)                                     ------------

              TOTAL INVESTMENTS - 98.4% ........................       3,502,628
              (Cost $2,859,691)

              NET OTHER ASSETS & LIABILITIES - 1.6% ............          58,700
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $  3,561,328
                                                                    ============

--------------------------------------------------------------------------------

         *    Non-income producing security

       ADR    American Depository Receipt


                 See Notes to Quarterly Portfolio of Investments         Page 17

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - 98.8%

              BIOTECHNOLOGY - 14.3%
      2,241   Amgen, Inc.* .....................................    $    178,540
      2,633   Biogen Idec, Inc.* ...............................         103,951
      9,250   SERONO SA, ADR ...................................         152,163
                                                                    ------------
                                                                         434,654
                                                                    ------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
      1,301   Alcon, Inc. ......................................         166,372
                                                                    ------------
              PHARMACEUTICALS - 79.0%
      3,174   Abbott Laboratories ..............................         134,578
      3,475   American Pharmaceutical Partners, Inc.* ..........         158,668
      3,483   AstraZeneca PLC, Sponsored ADR ...................         164,049
      3,179   Barr Pharmaceuticals, Inc.* ......................         174,591
      5,403   Endo Pharmaceuticals Holdings, Inc.* .............         144,098
      3,493   Forest Laboratories, Inc.* .......................         136,122
      2,243   Johnson & Johnson ................................         141,937
      2,699   Lilly (Eli) & Company ............................         144,450
      4,658   Merck & Company, Inc. ............................         126,744
      3,190   Novartis AG, ADR .................................         162,690
      2,900   Novo Nordisk A/S, Sponsored ADR ..................         143,782
      5,575   Pfizer, Inc. .....................................         139,208
      3,722   Sanofi-Aventis, ADR ..............................         154,649
      4,350   Shire Pharmaceuticals Group PLC,
                 Sponsored ADR .................................         160,907
      4,850   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR .................................         162,087
      3,365   Wyeth ............................................         155,699
                                                                    ------------
                                                                       2,404,259
                                                                    ------------

              TOTAL COMMON STOCKS ..............................       3,005,285
              (Cost $2,739,086)                                     ------------

              TOTAL INVESTMENTS - 98.8% ........................       3,005,285
              (Cost $2,739,086)

              NET OTHER ASSETS & LIABILITIES - 1.2% ............          36,011
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $  3,041,296
                                                                    ============

--------------------------------------------------------------------------------

         *    Non-income producing security
       ADR    American Depository Receipt


Page 18         See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                         ------------

COMMON STOCKS - 96.2%

              COMMUNICATIONS EQUIPMENT - 11.3%
      3,040   Cisco Systems, Inc.* .............................    $     54,507
      3,368   Nokia Corp., Sponsored ADR .......................          56,953
      1,498   QUALCOMM, Inc. ...................................          67,036
                                                                    ------------
                                                                         178,496
                                                                    ------------
              COMPUTERS & PERIPHERALS - 15.9%
      1,525   Dell Inc.* .......................................          52,155
      4,393   EMC Corp.* .......................................          56,845
        755   Lexmark International, Inc.* .....................          46,093
      1,987   SanDisk Corp.* ...................................          95,873
                                                                    ------------
                                                                         250,966
                                                                    ------------
              INTERNET SOFTWARE & SERVICES - 8.3%
      1,730   Digital River, Inc.* .............................          60,291
        220   Google Inc., Class A* ............................          69,621
                                                                    ------------
                                                                         129,912
                                                                    ------------
              IT SERVICES - 7.6%
      2,400   Accenture Ltd., Class A* .........................          61,104
      1,079   Affiliated Computer Services, Inc., Class A* .....          58,913
                                                                    ------------
                                                                         120,017
                                                                    ------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 24.0%
      3,289   Applied Materials, Inc. ..........................          55,781
      1,515   Broadcom Corp., Class A* .........................          71,069
      2,221   Intel Corp. ......................................          54,748
      1,408   Marvell Technology Group Ltd.* ...................          64,923
      1,476   Maxim Integrated Products, Inc. ..................          62,951
      2,032   Texas Instruments Inc. ...........................          68,885
                                                                    ------------
                                                                         378,357
                                                                    ------------
              SOFTWARE - 29.1%
      1,773   Adobe Systems, Inc. ..............................          52,924
      2,655   Check Point Software Technologies Ltd.* ..........          64,570
      1,400   Cognos, Inc.* ....................................          54,502
      1,015   Electronic Arts, Inc.* ...........................          57,743
      2,144   Microsoft Corp. ..................................          55,165
      4,293   Oracle Corp.* ....................................          53,190
      1,429   SAP AG, Sponsored ADR ............................          61,919
      2,599   Symantec Corp.* ..................................          58,893
                                                                    ------------
                                                                         458,906
                                                                    ------------

              TOTAL COMMON STOCKS ..............................       1,516,654
              (Cost $1,235,550)                                     ------------

              TOTAL INVESTMENTS - 96.2% ........................       1,516,654
              (Cost $1,235,550)

              NET OTHER ASSETS & LIABILITIES - 3.8% ............          60,581
                                                                    ------------
              NET ASSETS - 100.0% ..............................    $  1,577,235
                                                                    ============

--------------------------------------------------------------------------------

         *    Non-income producing security
       ADR    American Depository Receipt

                 See Notes to Quarterly Portfolio of Investments         Page 19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEPTEMBER 30, 2005

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Defined Portfolio Fund, LLC (the "Registrant") offers twelve managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The Dow(SM) Dart 10 Portfolio, The Dow(SM) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Fund", collectively, the "Funds").

The Funds determine the net asset value ("NAV") of their Membership Interests daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Membership Interests outstanding.

The Fund's investments are valued at market value or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Registrant's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         ------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.